SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred government grants (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Government grants
Deferred government grants	¥ 9,909	¥ 8,658
Noncurrent liabilities
Government grants
Deferred government grants	114,209	78,494
Accrued expenses and other payables
Government grants
Deferred government grants	¥ 38	¥ 13